Pensions and Other Post-Retirement Benefits - Summary of Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation
Benefit obligation at beginning of period	$ 1,441	$ 1,378
Service cost	17	17	14
Interest cost	66	72	69
Plan participants’ contributions	2	3
Actuarial losses	204	68
Benefits paid	(69)	(68)
Expenses paid	(3)	(4)
Premiums paid	(1)	(1)
Amendments	(2)
Curtailments	(1)	(2)
Settlements	(2)	(2)
Acquisition	2
Effect of foreign currency translation	32	(20)
Benefit obligation at end of period	1,686	1,441	1,378
Change in plan assets
Fair value of plan assets at beginning of period	1,272	1,263
Actual return on plan assets	147	45
Employer contributions	64	53
Plan participants’ contributions	2	3
Benefits paid	(69)	(68)
Expenses paid	(3)	(4)
Premiums paid	(1)	(1)
Settlements	(2)	(2)
Insurance	4
Effect of foreign currency translation	27	(17)
Fair value of plan assets at end of period	1,441	1,272	1,263
Funded status	(245)	(169)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	9	44
Current liabilities	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(252)	(211)
Net amount recognized	(245)	(169)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	137	99
Amortization of net loss	(11)	(3)	1
Total recognized in other comprehensive income/(loss)	126	95
Amortization and impact of curtailments/settlements		(4)
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	389	263
The Netherlands
Change in projected benefit obligation
Benefit obligation at beginning of period	606	594
Service cost	3	4
Interest cost	28	31
Plan participants’ contributions		1
Actuarial losses	112	29
Benefits paid	(33)	(35)
Expenses paid	(2)	(3)
Premiums paid
Amendments
Curtailments
Settlements
Acquisition
Effect of foreign currency translation	13	(15)
Benefit obligation at end of period	727	606
Change in plan assets
Fair value of plan assets at beginning of period	639	663
Actual return on plan assets	79	22
Employer contributions	7	5
Plan participants’ contributions		1
Benefits paid	(33)	(35)
Expenses paid	(2)	(3)
Premiums paid
Settlements
Insurance	4
Effect of foreign currency translation	13	(14)
Fair value of plan assets at end of period	707	639
Funded status	(20)	33
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets		36
Current liabilities
Accrued benefit liability included in other non-current liabilities	(20)	(3)
Net amount recognized	(20)	33
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	65	39
Amortization of net loss	(3)
Total recognized in other comprehensive income/(loss)	62	39
Amortization and impact of curtailments/settlements
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	165	103
United States
Change in projected benefit obligation
Benefit obligation at beginning of period	284	267
Service cost
Interest cost	13	15	15
Plan participants’ contributions
Actuarial losses	8	12
Benefits paid	(10)	(10)
Expenses paid
Premiums paid
Amendments
Curtailments
Settlements
Acquisition
Effect of foreign currency translation
Benefit obligation at end of period	295	284	267
Change in plan assets
Fair value of plan assets at beginning of period	221	204
Actual return on plan assets	29	8
Employer contributions	8	19
Plan participants’ contributions
Benefits paid	(10)	(10)
Expenses paid
Premiums paid
Settlements
Insurance
Effect of foreign currency translation
Fair value of plan assets at end of period	248	221	204
Funded status	(47)	(63)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets
Current liabilities
Accrued benefit liability included in other non-current liabilities	(47)	(63)
Net amount recognized	(47)	(63)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	(3)	22
Amortization of net loss	(4)	(2)
Total recognized in other comprehensive income/(loss)	(7)	19
Amortization and impact of curtailments/settlements		(3)
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	74	81
Other
Change in projected benefit obligation
Benefit obligation at beginning of period	551	517
Service cost	14	13	10
Interest cost	25	26	25
Plan participants’ contributions	2	2
Actuarial losses	84	27
Benefits paid	(26)	(23)
Expenses paid	(1)	(1)
Premiums paid	(1)	(1)
Amendments	(2)
Curtailments	(1)	(2)
Settlements	(2)	(2)
Acquisition	2
Effect of foreign currency translation	19	(5)
Benefit obligation at end of period	664	551	517
Change in plan assets
Fair value of plan assets at beginning of period	412	396
Actual return on plan assets	39	15
Employer contributions	49	29
Plan participants’ contributions	2	2
Benefits paid	(26)	(23)
Expenses paid	(1)	(1)
Premiums paid	(1)	(1)
Settlements	(2)	(2)
Insurance
Effect of foreign currency translation	14	(3)
Fair value of plan assets at end of period	486	412	396
Funded status	(178)	(139)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	9	8
Current liabilities	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(185)	(145)
Net amount recognized	(178)	(139)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	75	38
Amortization of net loss	(4)	(1)
Total recognized in other comprehensive income/(loss)	71	37
Amortization and impact of curtailments/settlements		(1)
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$ 150	$ 79